NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE [Abstract]
NET INCOME PER SHARE
17.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net income attributable to ChinaEdu Corporation (numerator)	39,317	16,821	37,971

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share	48,004,323	47,453,930	47,523,375
Incremental weighted average ordinary shares from assumed conversions of share option, warrants and RSUs using treasury stock method:	4,005,906	3,215,299	2,963,858

Weighted average ordinary shares outstanding used in computing diluted net income per share	52,010,229	50,669,229	50,487,233

Net income per share attributable to ChinaEdu Corporation-basic	0.82	0.35	0.80
Net income per share attributable to ChinaEdu Corporation-diluted	0.76	0.33	0.75

Ordinary share equivalents of options and warrants are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options and warrants are used to repurchase outstanding ordinary shares using the average fair value for the period.